Supplemental Guarantor/Non-Guarantor Financial Information (Details Textuals)	12 Months Ended
Dec. 31, 2014
Guarantor/Non-Guarantor [Line Items]
Percent of ownership of certain U.S. subsidiaries that fully and unconditionally guarantee the Senior Notes	100.00%
7.375% Senior Notes Member
Guarantor/Non-Guarantor [Line Items]
Stated interest rate - percentage	7.375%
6.00% Senior Notes [Member]
Guarantor/Non-Guarantor [Line Items]
Stated interest rate - percentage	6.00%
6.50% Senior Notes [Member]
Guarantor/Non-Guarantor [Line Items]
Stated interest rate - percentage	6.50%
6.25% Senior Notes [Member]
Guarantor/Non-Guarantor [Line Items]
Stated interest rate - percentage	6.25%
7.875% Senior Notes [Member]
Guarantor/Non-Guarantor [Line Items]
Stated interest rate - percentage	7.875%